Content:
Pages
Contact Information:
12/26/2006
Statement to Certificate Holders
2
Analyst:
Dennis Yoon
714.259.6209
Statement to Certificate Holders (Factors)
3
dennis.yoon@abnamro.com
Pool/Non-Pool Funds Cash Reconciliation
4
11/27/2006
Administrator:
Brian Whiteley
312.992.1743
Pool Detail and Performance Indicators
5
brian.whiteley@abnamro.com
Pool Detail and Performance Indicators Part II
6
LaSalle Website:
www.etrustee.net
Bond Interest Reconciliation Part I
7
1/25/2007
Bond Interest Reconciliation Part II
8
Bond Principal Reconciliation
9
Outside Parties To The Transaction
Rating Information
10
12/22/2006
15 Month Loan Status Summary Part I
11
15 Month Loan Status Summary Part II
12
15 Month Historical Payoff Summary
13
Prepayment Summary
14
Mortgage Loan Characteristics Part I
15
Mortgage Loan Characteristics Part II
16-18
Geographic Concentration
19
9/15/2006
Current Period Realized Loss Detail
20
Historical Realized Loss Summary
21
Realized Loss Summary
22
9/25/2006
Material Breaches Detail
23
Modified Loan Detail
24
Historical Collateral Level REO Report
25
Substitution Detail History
26
6/25/2036
12/15/2006
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
ABN AMRO Acct : 724078.1
Payment Date:
26-Dec-06
Prior Payment:
27-Nov-06
Next Payment:
25-Jan-07
Record Date:
22-Dec-06
Distribution Count:
Depositor: Bear Stearns Asset Backed Securities I LLC
4
Underwriter: Bear Stearns Asset Backed Securities, Inc.
Closing Date:
15-Sep-06
Master Servicer: ABN AMRO LaSalle Bank N.A.
First Pay. Date:
Rating Agency: Moody's Investors Service, Inc.
25-Sep-06
Rated Final
Payment Date:
25-Jun-36
Delinq Method:
OTS
Determination Date:
15-Dec-06
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

A
785813AA4
355,963,000.00
321,994,984.64
12,834,790.99
0.00
0.00
309,160,193.65
1,416,241.27
0.00
5.4600000000%
A-IO
785813AB2
156,857,000.00 N
156,857,000.00
0.00
0.00
0.00
156,857,000.00
718,927.92
0.00
5.5000000000%
B
785813AC0
4,334,000.00
4,334,000.00
0.00
0.00
0.00
4,334,000.00
29,047.43
0.00
8.3200000000%
E
785813AE6
361,200,413.29 N
328,690,495.50
0.00
0.00
0.00
316,309,490.22
20,000.00
(566,791.03)
2.2161585406%
S
785813AD8
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-1
785813AF3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
785813AG1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
RX
785813AH9
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
360,297,000.00
326,328,984.64
12,834,790.99
0.00
0.00
313,494,193.65
2,184,216.62
(566,791.03)
Total P&I Payment
15,019,007.61
Principal
Adjustment or Loss
Class
CUSIP
Beginning
Certificate Balance
Principal Payment
Original Face Value
(1)
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Interest
Adjustment
Bond Payments
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Pass-Through
Rate
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

A
785813AA4
355,963,000.00
904.574308678
36.056531128
0.000000000
0.000000000
868.517777550
3.978619323
0.000000000
5.49000000%
A-IO
785813AB2
156,857,000.00 N
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.583333355
0.000000000
Fixed
B
785813AC0
4,334,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.702221966
0.000000000
8.35000000%
E
785813AE6
361,200,413.29 N
909.994793489
0.000000000
0.000000000
0.000000000
875.717409454
0.055370922
(1.569187103)
N/A
S
785813AD8
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-1
785813AF3
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-2
785813AG1
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
RX
785813AH9
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Bond Payments
Principal
Adjustment or
Loss
Original Face
Value
Class
CUSIP
Beginning Certificate
Balance *
Principal Payment
*
Series 2006-8
Mortgage-Backed Certificates
* Per $1,000 of Original Face Value ** Estimated
SACO I Trust
Next Rate **
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Statement to Certificate Holders (FACTORS)
Distribution Date: 26-Dec-06
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

Interest Summary
Principal Summary
Reserve Fund
Interest Summary
Principal Summary
Beginning Balance
5,000.00
Scheduled Interest
2,949,873.70
Scheduled Prin Distribution
2,435,647.17
Withdrawal from Trust
0.00
Fees
186,581.87
Curtailments
(1,489,536.74)
Reimbursement from Waterfall
0.00
Remittance Interest
2,763,291.83
Prepayments in Full
11,434,894.85
Ending Balance
5,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
(133,000.00)
Prepayment Penalties
0.00
Repurchase Proceeds
0.00
Other Interest Loss
0.00
Other Principal Proceeds
(239.50)
Insurance Policy
Other Interest Proceeds
7,950.00
Remittance Principal
12,247,765.78
Non-advancing Interest
0.00
Class A Guaranty Insurance Policy Premium
53,665.83
Net PPIS/Relief Act Shortfall
0.00
Class A Guaranty Insurance Policy Draws
0.00
Modification Shortfall
0.00
Other Interest Proceeds/Shortfalls
7,950.00
Interest Adjusted
2,771,241.83
Fee Summary
Total Servicing Fees
132,916.04
Total Trustee Fees
0.00
LPMI Fees
0.00
Credit Manager's Fees
0.00
Misc. Fees / Trust Expense
0.00
Insurance Premium
53,665.83
Total Fees
186,581.87
Advances (Principal & Interest)
Prior Month's Outstanding Advances
N/A
Current Advances
N/A
Reimbursement of Prior Advances
N/A
Outstanding Advances
N/A
P&I Due Certificate Holders
15,019,007.61
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Cash Reconciliation Summary
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
361,200,413.29
5,282
3 mo. Rolling Average
4,212,862
329,223,742
1.29%
WAC - Remit Current
N/A
9.25%
9.25%
Cum Scheduled Principal
14,072,416.05
6 mo. Rolling Average
3,202,607
335,493,565
0.98%
WAC - Remit Original
N/A
9.56%
9.56%
Cum Unscheduled Principal
30,818,507.02
12 mo. Rolling Average
3,202,607
335,493,565
0.98%
WAC - Current
N/A
10.77%
10.77%
Cum Liquidations
147,302.74
Loss Levels
Amount
Count
WAC - Original
N/A
10.07%
10.07%
Cum Repurchases
0.00
3 mo. Cum Loss
147,542.24
2
WAL - Current
N/A
N/A
N/A
6 mo. Cum loss
147,542.24
2
WAL - Original
N/A
289.74
289.74
Current
Amount
Count
%
12 mo. Cum Loss
147,542.24
2
Beginning Pool
328,690,495.50
4,915
91.00%
Current Index Rate
Scheduled Principal
2,435,647.17
0.67%
Triggers
Next Index Rate
Unscheduled Principal
9,679,358.11
158
2.68%
Liquidations
133,000.00
1
0.04%
> Delinquency Trigger Event
(2)
NO
Cumulative Charge-off Amounts
Repurchases
0.00
0
0.00%
Delinquency Event Calc
(1)
4,212,862.01
329,223,742
1.29%
Ending Pool
316,309,490.22
4,756
87.57%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
66,507.46
Cumulative Loss
147,319
0.04%
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
133,000.00
Pool Composition
Realized Loss
133,000.00
Step Down Date
Realized Loss Adjustment
239.50
Distribution Count
4
Properties
%/Score
Net Liquidation
(239.50)
Current Specified Enhancement %
(4)
2.07%
Cut-off LTV
92.20%
Step Down %
(5)
6.40%
Cash Out/Refinance
37.06%
Credit Enhancement
Amount
%
Delinquent Event Threshold %
(6)
N/A
SFR
59.99%
Original OC
903,413.29
0.25%
> Step Down Date?
NO
Target OC
7,224,008.27
2.00%
Min
Max
WA
Beginning OC
2,361,510.86
Extra Principal
587,025.21
FICO
548
821
714.97
OC Amount per PSA
2,228,271.36
0.62%
Cumulative Extra Principal
2,059,425.51
Ending OC
2,815,296.57
OC Release
N/A
Non-Senior Certificates
4,334,000.00
1.20%
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Pool Detail and Performance Indicators Total (All Loans)
Misc/Additional Information
Pool Level Information
5.320000%
5.350000%
95.37%
Balance
312,061,013.20
125,451,813.42
203,036,442.56
0.00
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) then TRUE (4) Non-Senior Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
322,809,085.72
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

HELOC Events/Cycles
Managed Amortization Period In Effect
(1)
YES
Rapid Amortization Events
Material Breach
NO
Bankruptcy/Insolvency Declaration - Issue, Depositor,
NO
or Servicer
Investment Company Act of 1940
NO
Rapid Amortization Trigger Event
(2)
NO
Unreimbursed Draw on Policy
(3)
NO
Rapid Amortization Period in Effect
(4)
NO
Draws on Line of Credit
Borrower Draws
Special Hazard Amount
Fraud Loss Amount
Bankruptcy Amount
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Pool Detail and Performance Indicators - Part II - Total (All Loans)
0.00
Legend:
(1)
Period beginning on Cutoff and ending of
(4)
(2)
Condn: Cum Loss > specified thresholds
(3)
Draw on policy is unreimbursed > 3 mos.
1,532,257.16
0.00
0.00
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

A
Act/360
29
321,994,984.64
5.460000000%
1,416,241.27
0.00
0.00
1,416,241.27
1,416,241.27
0.00
0.00
0.00
0.00
No
A-IO
30/360
30
156,857,000.00
5.500000000%
718,927.92
0.00
0.00
718,927.92
718,927.92
0.00
0.00
0.00
0.00
No
B
Act/360
29
4,334,000.00
8.320000000%
29,047.43
0.00
0.00
29,047.43
29,047.43
0.00
0.00
0.00
0.00
No
E
Act/360
29
328,690,495.50
2.216158540%
586,791.03
0.00
0.00
2,059,191.34
20,000.00
0.00
0.00
0.00
0.00
N/A
S
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-1
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
RX
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
326,328,984.64
2,751,007.65
0.00
0.00
4,223,407.96
2,184,216.62
0.00
0.00
0.00
0.00
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Interest Payment
Amount
Remaining Int
Carry-Forward
Shortfall
Current Period
(Shortfall) /
Recovery
Net Cap
Rate in
Effect Y/N
Total Interest
Deductions
Method
Days
Remaining
Basis Risk Carry-
Fwd Shortfall
Outstanding Relief
Act / Prepayment
Interest Shortfalls
Class
Accrual
Certificate
Interest
Distribution Date: 26-Dec-06
Pass-Thru Rate
Total Interest
Additions
Distributable
Certificate
Interest
Bond Interest Reconciliation - Part I
Opening Balance
- - Accrual - -
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
- - - - - - - - Outstanding - - - - - - - -
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

A
22-Dec-06
27-Nov-06
26-Dec-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-IO
30-Nov-06
1-Nov-06
1-Dec-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
22-Dec-06
27-Nov-06
26-Dec-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
E
30-Nov-06
27-Nov-06
26-Dec-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
30-Nov-06
1-Nov-06
1-Dec-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-1
30-Nov-06
1-Nov-06
1-Dec-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-2
30-Nov-06
1-Nov-06
1-Dec-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
RX
30-Nov-06
1-Nov-06
1-Dec-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
SACO I Trust
Current Int Carry-
Fwd Shortfall
(2)
Current Basis Risk
Carry-Fwd Shortfall
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
- - - - - - - - - - - - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
Bond Interest Reconciliation - Part II
Other Interest
Losses
Prepayment
Premiums
Record Date
Class
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prior Int Carry-Fwd
Shortfall
Distribution Date: 26-Dec-06
Mortgage-Backed Certificates
Series 2006-8
Prior Interest Due
Date
Current Interest
Due Date
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

A
355,963,000.00
321,994,984.64
12,247,765.78
0.00
587,025.21
0.00
0.00
0.00
0.00
309,160,193.65
25-Jun-36
N/A
N/A
A-IO
156,857,000.00
156,857,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
156,857,000.00
25-Aug-08
N/A
N/A
B
4,334,000.00
4,334,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,334,000.00
25-Jun-36
N/A
N/A
E
361,200,413.29
328,690,495.50
0.00
0.00
0.00
0.00
0.00
0.00
0.00
316,309,490.22
25-Jun-36
N/A
N/A
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jun-36
N/A
N/A
R-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jun-36
N/A
N/A
R-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jun-36
N/A
N/A
RX
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jun-36
N/A
N/A
Total
360,297,000.00
326,328,984.64
12,247,765.78
0.00
587,025.21
0.00
0.00
0.00
0.00
313,494,193.65
Ending
Class Balance
Rated
Final
Maturity
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Current
Losses
Distribution Date: 26-Dec-06
Bond Principal Reconciliation
Unscheduled
Principal
Payment
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Current
Original
Interest on
Losses
Scheduled Principal
Payment
Cumulative
Losses
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
Extra
Principal
Payment
Prior
Loss
Reimburs.
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
R-1
785813AF3
NR
NR
NR
NR
A
785813AA4
NR
Aaa
NR
AAA
A-IO
785813AB2
NR
Aaa
NR
AAA
B
785813AC0
NR
Ba2
NR
BB
E
785813AE6
NR
NR
NR
NR
S
785813AD8
NR
NR
NR
NR
DBRS
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - Original Ratings - - - - - - - - - -
Fitch
Moody's
S&P
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - -
Distribution Date: 26-Dec-06
Ratings Information
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Dec-06
4,598
304,323,791
95
6,671,394
27
2,401,621
27
2,222,762
1
36,000
8
653,922
0
0
27-Nov-06
4,786
318,267,702
75
6,122,841
30
2,266,092
23
1,997,861
1
36,000
0
0
0
0
25-Oct-06
4,930
333,282,473
95
6,364,440
38
2,715,828
3
272,500
1
36,000
0
0
0
0
25-Sep-06
5,100
346,643,349
105
7,487,841
1
83,000
0
0
3
88,842
0
0
0
0
26-Dec-06
96.68%
96.21%
2.00%
2.11%
0.57%
0.76%
0.57%
0.70%
0.02%
0.01%
0.17%
0.21%
0.00%
0.00%
27-Nov-06
97.38%
96.83%
1.53%
1.86%
0.61%
0.69%
0.47%
0.61%
0.02%
0.01%
0.00%
0.00%
0.00%
0.00%
25-Oct-06
97.30%
97.26%
1.87%
1.86%
0.75%
0.79%
0.06%
0.08%
0.02%
0.01%
0.00%
0.00%
0.00%
0.00%
25-Sep-06
97.91%
97.84%
2.02%
2.11%
0.02%
0.02%
0.00%
0.00%
0.06%
0.03%
0.00%
0.00%
0.00%
0.00%
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Total (All Loans)
Total (All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Dec-06
0
0
0
0
0
0
8
653,922
0
0
0
0
0
0
0
0
0
0
1
36,000
0
0
0
0
27-Nov-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
36,000
0
0
0
0
25-Oct-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
36,000
0
0
0
0
0
0
25-Sep-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
3
88,842
0
0
0
0
0
0
26-Dec-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.17%
0.21%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.02%
0.01%
0.00%
0.00%
0.00%
0.00%
27-Nov-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.02%
0.01%
0.00%
0.00%
0.00%
0.00%
25-Oct-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.02%
0.01%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.06%
0.03%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Total (All Loans)
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
26-Dec-06
4,756
316,309,490
158
11,434,895
0.00
0.00
(133,000.00)
1
133,000
0
9.75%
9.25%
27-Nov-06
4,915
328,690,496
151
11,206,192
0.00
0.00
(14,302.74)
1
14,303
0
10.82%
10.32%
25-Oct-06
5,067
342,671,241
142
9,431,657
0.00
0.00
0.00
0
0
0
9.92%
9.44%
25-Sep-06
5,209
354,303,032
73
4,892,260
0.00
0.00
0.00
0
0
0
5.16%
4.90%
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Curr Weighted Avg.
Total (All Loans)
Distribution
Date
Ending Pool
Payoffs
Realized Losses
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
3.54%
3-Month Average
3.18%
6-Month Average
2.73%
12-Month Average
2.73%
Average Since Cut-Off
2.73%
CPR (Conditional Prepayment Rate)
Total
Current Period
35.15%
3-Month Average
32.12%
6-Month Average
27.89%
12-Month Average
27.89%
Average Since Cut-Off
27.89%
PSA (Public Securities Association)
Total
Current Period
586%
3-Month Average
535%
6-Month Average
465%
12-Month Average
465%
Average Since Cut-Off
465%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Liquidations + Other Principal Proceeds) / (Beginning Collateral Balance - Scheduled Principal)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Prepayment Summary
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
Dec-06
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
Dec-06
0%
229%
457%
686%
914%
1143%
1371%
1600%
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
Dec-06
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
0
to
23,000
458
9.84%
7,290,221
2.30%
0
to
23,000
524
9.92%
8,062,888
2.23%
23,000
to
29,000
326
7.01%
8,553,382
2.70%
23,000
to
29,000
370
7.00%
9,737,870
2.70%
29,000
to
35,000
373
8.02%
11,995,650
3.79%
29,000
to
35,000
417
7.89%
13,477,729
3.73%
35,000
to
41,000
380
8.17%
14,487,039
4.58%
35,000
to
41,000
429
8.12%
16,348,742
4.53%
41,000
to
47,000
352
7.57%
15,469,722
4.89%
41,000
to
47,000
402
7.61%
17,711,580
4.90%
47,000
to
54,000
442
9.50%
22,322,249
7.06%
47,000
to
54,000
492
9.31%
24,853,401
6.88%
54,000
to
68,000
668
14.36%
40,505,601
12.81%
54,000
to
68,000
733
13.88%
44,524,300
12.33%
68,000
to
82,000
496
10.66%
37,125,656
11.74%
68,000
to
82,000
563
10.66%
42,168,747
11.67%
82,000
to
96,000
331
7.11%
29,546,681
9.34%
82,000
to
96,000
390
7.38%
34,757,024
9.62%
96,000
to
110,000
241
5.18%
24,598,835
7.78%
96,000
to
110,000
280
5.30%
28,610,256
7.92%
110,000
to
122,000
122
2.62%
14,142,851
4.47%
110,000
to
124,000
154
2.92%
17,969,732
4.98%
122,000
to
1,140,000
464
9.97%
90,271,604
28.54%
124,000
to
1,140,000
528
10.00%
102,978,145
28.51%
4,653
100.00%
316,309,490
100.00%
5,282
100.00%
361,200,413
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
1.00%
to
8.25%
583
12.53%
48,007,986
15.18%
3.00%
to
7.00%
718
13.59%
46,446,951
12.86%
8.25%
to
8.63%
247
5.31%
21,783,172
6.89%
7.00%
to
7.70%
7
0.13%
1,007,555
0.28%
8.63%
to
9.00%
437
9.39%
33,921,057
10.72%
7.70%
to
8.41%
261
4.94%
19,888,227
5.51%
9.00%
to
9.38%
387
8.32%
28,068,580
8.87%
8.41%
to
9.11%
350
6.63%
30,160,304
8.35%
9.38%
to
9.75%
365
7.84%
23,336,000
7.38%
9.11%
to
9.81%
610
11.55%
42,795,256
11.85%
9.75%
to
10.13%
332
7.14%
21,829,859
6.90%
9.81%
to
10.53%
701
13.27%
51,251,880
14.19%
10.13%
to
10.39%
294
6.32%
17,131,210
5.42%
10.53%
to
11.11%
449
8.50%
30,664,837
8.49%
10.39%
to
10.66%
386
8.30%
22,399,522
7.08%
11.11%
to
11.70%
345
6.53%
22,328,056
6.18%
10.66%
to
10.92%
269
5.78%
15,809,231
5.00%
11.70%
to
12.30%
597
11.30%
42,441,729
11.75%
10.92%
to
11.19%
318
6.83%
19,675,932
6.22%
12.30%
to
12.89%
452
8.56%
29,166,421
8.07%
11.19%
to
11.50%
671
14.42%
42,864,083
13.55%
12.89%
to
13.50%
294
5.57%
20,058,931
5.55%
11.50%
to
16.50%
364
7.82%
21,482,859
6.79%
13.50%
to
18.00%
498
9.43%
24,990,266
6.92%
4,653
100.00%
316,309,490
100.00%
5,282
100.00%
361,200,413
100.00%
Distribution Date: 26-Dec-06
Mortgage Loan Characteristics Part I
Distribution by Current Ending Principal Balance
Distribution by Current Mortgage Rate
Distribution by Cut-off Principal Balance
Distribution by Original Mortgage Rate
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

4,653
316,309,490
100.00%
0.00
9.75%
5,282
361,200,413
100.00%
295.93
10.43%
4,653
316,309,490
100.00%
5,282
361,200,413
100.00%
2,621
182,972,720
57.85%
0.00
9.75%
2,965
211,911,326
58.67%
294.40
10.22%
1,227
80,488,016
25.45%
0.00
9.70%
1,392
93,341,592
25.84%
299.54
10.64%
594
38,009,021
12.02%
0.00
9.80%
685
38,741,518
10.73%
295.92
10.56%
108
7,237,510
2.29%
0.00
9.82%
129
11,365,726
3.15%
295.39
11.38%
82
6,225,809
1.97%
0.00
9.58%
86
4,326,812
1.20%
295.26
12.28%
21
1,376,414
0.44%
0.00
10.33%
25
1,513,440
0.42%
292.30
11.22%
4,653
316,309,490
100.00%
5,282
361,200,413
100.00%
Total
Distribution by Property Types (Cut-off)
Adjustable
Product Type
Distribution by Property Types (Current)
Total
WAMM
WAC
Distribution by Product Characteristics (Cut-off)
Product Type
# of Loans
Original Principal
Balance
% of
Balance
Distribution by Product Characteristics (Current)
Mortgage Loan Characteristics Part II
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
WAMM
WAC
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Property Type
# of
Loans
Ending Balance
% of
Balance
Property Type
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Adjustable
Total
SF Unattached Dwelling
PUD
Condo - Low Facility
Multifamily
SF Attached Dwelling
Condo - High Facility
Total
SF Attached Dwelling
Condo - High Facility
SF Unattached Dwelling
PUD
Condo - Low Facility
Multifamily
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
4,097
283,020,851
89.48%
0.00
9.72%
4,653
326,059,350
90.27%
296.15
10.29%
293
17,529,045
5.54%
0.00
9.93%
330
18,081,457
5.01%
295.51
10.78%
263
15,759,594
4.98%
0.00
9.95%
299
17,059,606
4.72%
292.02
12.79%
4,653
316,309,490
100.00%
5,282
361,200,413
100.00%
2,902
195,183,160
61.71%
0.00
9.73%
3,310
228,812,984
63.35%
299.81
10.73%
1,470
104,640,192
33.08%
0.00
9.78%
1,655
114,458,348
31.69%
288.14
9.81%
281
16,486,139
5.21%
0.00
9.79%
317
17,929,081
4.96%
296.04
10.67%
4,653
316,309,490
100.00%
5,282
361,200,413
100.00%
Non-Owner Occupied
Distribution by Occupancy Type (Current)
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Owner Occupied - Primary Residence
Owner Occupied - Secondary Residence
Owner Occupied - Primary Residence
Owner Occupied - Secondary Residence
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Non-Owner Occupied
Total
Distribution by Loan Purpose (Current)
Total
WAMM
WAC
Purchase
Refinance/Equity Takeout
Loan Purpose
# of
Loans
Ending Balance
% of
Balance
Refinance/No Cash Out
Total
Distribution by Loan Purpose (Cut-off)
Loan Purpose
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Purchase
Refinance/Equity Takeout
Refinance/No Cash Out
Total
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
1,429
104,622,116
45.82%
0.00
9.24%
1,609
112,207,642
39.42%
300.00
8.90%
1,128
65,861,919
28.85%
0.00
10.16%
1,277
71,476,610
25.11%
299.46
10.98%
922
57,841,592
25.33%
0.00
9.91%
1,009
58,335,606
20.50%
300.00
12.96%
358
42,604,733
14.97%
300.00
10.83%
Ending Balance
% of
Balance
WAMM
WAC
Distribution by Originator Concentration > 10% (Current)
Distribution by Originator Concentration > 10% (Cut-off)
Originator
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Originator
# of Loans
American Home Mortgage
American Home Mortgage
Southstar
Southstar
Just Mortgage Inc
Just Mortgage Inc
Metrocities Mortgage
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

WAMM
WAC
California
1,283
92,139,807
29.13%
9.66%
Virginia
500
32,198,028
10.18%
9.63%
Florida
521
32,092,672
10.15%
9.93%
Illinois
346
23,290,369
7.36%
10.24%
Maryland
226
16,293,734
5.15%
9.70%
Georgia
253
15,784,301
4.99%
9.96%
Arizona
208
14,144,192
4.47%
9.80%
Colorado
141
9,584,701
3.03%
9.91%
Nevada
127
8,123,228
2.57%
9.41%
New York
99
7,990,224
2.53%
9.51%
Remaining
949
64,668,234
20.44%
9.65%
WAMM
WAC
California
1,468
130,062,754
36.01%
297
10.90%
Virginia
559
36,596,950
10.13%
300
11.87%
Florida
600
36,481,158
10.10%
302
10.56%
Illinois
379
28,295,448
7.83%
262
8.95%
Maryland
253
15,591,989
4.32%
302
10.29%
Arizona
252
14,940,926
4.14%
297
9.89%
Georgia
285
12,092,141
3.35%
302
11.49%
New York
110
9,076,510
2.51%
305
8.71%
Nevada
139
9,030,004
2.50%
301
10.11%
Colorado
152
8,337,333
2.31%
304
10.40%
Remaining
1,085
60,695,200
16.80%
297
9.44%
(1)
Based on Current Period Ending Principal Balance
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Geographic Concentration
Top 10 Current State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Original State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Current State Concentration
California
Illinois
Florida
Virginia
New York
Nevada
Colorado
Arizona
Georgia
Maryland
Remaining
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

16114675
200612
133,000.00
0.00
133,000.00
133,000.00
133,000.00
C
15037037
200612
0.00
0.00
0.00
102.50
102.50
P
15639079
200612
0.00
0.00
0.00
10.25
10.25
P
15639195
200612
0.00
0.00
0.00
10.25
10.25
P
15639543
200612
0.00
0.00
0.00
100.00
100.00
P
15958254
200612
0.00
0.00
0.00
14,319.24
14,319.24
S
Current Total
133,000.00
0.00
133,000.00
133,239.50
133,239.50
Cumulative
180,388.43
33,085.69
147,302.74
147,542.24
147,542.24
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
R
S
T
W

1
2
3
4
5
6
7
8
9
Loss-Loan
Adjusted
Net Liquidation
Proceeds
Disclosure Control #
Period
Loss to Trust
Loss-Loan Non-
adjusted
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Current Period Realized Loss Detail
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Original Liquidation
Balance
Adj Type
Liq Type
Loss-Certs
Adjusted
Distribution Date: 26-Dec-06
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
133,000.00
0.00
0.00
0.00
0.00
0.00
133,000.00
147,302.74
(100.00)
(16.50)
(239.50)
(239.50)
0.00
(102.50)
(10.25)
(10.25)
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
26-Dec-06
133,000.00
0.00
133,000.00
1
(16.50)
1
0.00
0
(223.00)
4
133,239.50
147,542.24
27-Nov-06
47,388.43
33,085.69
14,302.74
1
0.00
0
0.00
0
0.00
0
14,302.74
14,302.74
25-Oct-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Sep-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
180,388.43
33,085.69
147,302.74
2
(16.50)
1
0.00
0
(223.00)
4
147,542.24
Recovery on Prior
Liquidations
Claims on Prior Liquidations
(Claims)/Recoveries on
Prior Payoffs
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Historical Realized Loss Summary
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.04%
3-Month Average
0.02%
6-Month Average
0.01%
12-Month Average
0.00%
Average Since Cut-Off
0.01%
CDR (Conditional Default Rate)
Total
Current Period
0.48%
3-Month Average
0.22%
6-Month Average
0.11%
12-Month Average
0.05%
Average Since Cut-Off
0.16%
SDA (Standard Default Assumption)
Total
Current Period
16.15%
3-Month Average
7.23%
6-Month Average
3.61%
12-Month Average
1.81%
Average Since Cut-Off
5.42%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^
12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Realized Loss Summary
0.00%
0.86%
1.71%
2.57%
3.43%
4.29%
5.14%
6.00%
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
Dec-06
0.00%
7.14%
14.29%
21.43%
28.57%
35.71%
42.86%
50.00%
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
Dec-06
0%
286%
571%
857%
1143%
1429%
1714%
2000%
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
Dec-06
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Material Breaches Detail
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Material Breach Description
Material breaches of pool asset representation or warranties or transaction covenants.
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Modified Loan Detail
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Modification Description
Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Appraisal
Date
Disclosure
Control #
REO Date
Recent
Appraisal Value
Scheduled
Balance
City
State
Property Type
Actual Balance
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Distribution Date: 26-Dec-06
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Historical Collateral Level REO Report
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.

(A) Per Section 7.01(a)(i) of the Property Management and Lease Servicing Agreement, aggregate Appraised Value of the Qualified Substitute Mortgaged Properties acquired by the Issuer since the Closing Date in connection with the substitution or exchange pursuant to Section 7.01 is not to exceed 25% of the aggregate Initial Appraised Value of the Mortgaged Properties.
Distribution Date: 26-Dec-06
Substitution Detail History
SACO I Trust
Mortgage-Backed Certificates
Series 2006-8
Property ID
Deleted Loan
Qualified Substitute
Scheduled Principal Balance
Original Property
22-Dec-2006 09:08
(c) 2006 LaSalle Bank N.A.